Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of the straight-line method over the estimated useful lives of the assets
%

Computers and peripheral equipment	15-33
Office furniture and equipment	7-15
Leasehold improvement	(*)